EQUITY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Roll Forward]
Beginning balance	$ 4,267,236	$ 4,185,304	$ 2,937,548
Legal reserves	(86,390)	(89,840)	552,213
Ending balance	3,746,776	4,267,236	4,185,304
Other Sundry Reserves [Member]
Equity [Roll Forward]
Beginning balance	2,639,780	2,640,281	2,634,679
Legal reserves	(864)	(501)	5,602
Ending balance	$ 2,638,916	$ 2,639,780	$ 2,640,281